SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Allocation of net income	$ (1,336,519)	$ 171,849	$ (1,650,561)	$ 548,873	$ (941,162)	$ 113,541
Basic weighted average shares outstanding			10,000		10,000
Diluted weighted average shares outstanding			10,000		10,000
Basic net income per share of common stock			$ (165.44)		$ (94.60)
Diluted net income per share of common stock			$ (165.44)		$ (94.60)
Common Class A [Member]
Allocation of net income				$ 388,396		$ 88,130
Basic weighted average shares outstanding				5,218,670		7,478,425
Diluted weighted average shares outstanding				5,218,670		7,478,425
Basic net income per share of common stock				$ 0.07		$ 0.01
Diluted net income per share of common stock				$ 0.07		$ 0.01
Common Class B [Member]
Allocation of net income				$ 160,477		$ 25,357
Basic weighted average shares outstanding				2,156,250		2,156,250
Diluted weighted average shares outstanding				2,156,250		2,156,250
Basic net income per share of common stock				$ 0.07		$ 0.01
Diluted net income per share of common stock				$ 0.07		$ 0.01